SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	$ 886
Lease liabilities, Ending balance	600	$ 886
Long Term leases	600	886
Current portion of long-term leases	190	281
Non-current portion of long-term leases	410	605
Industrial areas and office facilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	886	277
Additions		859
Disposal	(277)	(335)
Accumulated interest	68	107
Exchange rate differences	(77)	(22)
Lease liabilities, Ending balance	600	886
Long Term leases	$ 600	$ 886